Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
Schedule of capital commitments and contingent liabilities

	2026	2025
	£m	£m
Future capital expenditure
Contracted for but not provided	7,085	5,017
Energy purchase commitments[1]
Less than 1 year	1,527	1,265
In 1 to 2 years	1,360	1,259
In 2 to 3 years	1,343	1,147
In 3 to 4 years	1,191	1,011
In 4 to 5 years	1,031	927
More than 5 years	10,305	8,271
	16,757	13,880
1.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).